UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22430

Man Long Short Fund
(Exact name of registrant as specified in charter)

One Rockefeller Center, 16th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)

With a copy to:
Orly Lax	Michael S. Caccese
One Rockefeller Center, 16th Floor	K & L Gates LLP
New York, NY 10020	One Lincoln Street
(Name and address of agent for service)	Boston, MA 02111

Registrant’s telephone number, including area code: 312-881-6500

Date of fiscal year end:  3/31/11

Date of reporting period: 12/31/10

Item 1. Schedule of Investments.

MAN LONG SHORT FUND

Schedule of Investments
December 31, 2010
(Unaudited)

				% of
	Shares	Cost	Fair Value	Net Assets
Investments in Hedge Funds1
Passive Foreign Investment Companies
Equity Hedge
Long-Short Asia Pacific
Amazon Market Neutral Fund	6,898	$1,890,000	$2,159,785	6.83%
Boyer Allan Pacific Fund, Inc.	1,174	810,000	893,001	2.83%

Long-Short Emerging Markets
Adelphi Emerging Europe Fund	7,984	1,250,000	1,289,648	4.08%
Pollux Brazilian Equities Fund	1,350	1,350,000	1,327,438	4.20%

Long-Short Europe
Calypso Fund	270	270,000	283,806	0.90%
Dabroes Offshore Fund	1,000	1,000,000	1,037,877	3.28%
EEA Europe Long Short Fund	13,131	1,350,000	1,553,794	4.92%
Lansdowne UK Equity Fund Limited	5,612	2,124,086	2,385,930	7.55%
Meditor European Hedge Fund (B) Limited	509	270,000	268,281	0.85%
RWC Samsara Fund, Inc.	7,413	810,000	869,027	2.75%
Trafalgar Catalyst Fund	8,100	810,000	806,069	2.55%
Zebedee Focus Fund Limited	13,429	2,160,000	2,356,737	7.45%

Long-Short Global
M Kingdon Offshore, Ltd.	6,529	810,000	877,591	2.78%

Long-Short Japan
Whitney New Japan Investors, Ltd.	1,890	1,890,000	1,704,631	5.39%

Long-Short U.S.
Alydar Fund, Ltd.	2,205	270,000	282,375	0.89%
Alysheba Fund, Ltd.	1,080	1,080,000	1,199,711	3.79%
Coatue Offshore Fund, Ltd.	18,700	1,870,000	1,955,842	6.19%
Ivory Offshore Enhanced Fund, Ltd.	810	810,000	838,428	2.65%
Newland Offshore Fund, Ltd.	1,350	1,350,000	1,437,755	4.55%
Seligman Health Spectrum Plus Fund	8,066	1,010,000	1,084,604	3.43%
Shannon River Partners, Ltd.	810	810,000	870,848	2.75%
Sursum Offshore Fund, Ltd.	1,080	1,080,000	1,119,679	3.54%
Zaxis Offshore Limited	1,210	1,210,000	1,317,170	4.17%
Total Equity Hedge		26,284,086	27,920,027	88.32%
Total Investments		$26,284,086	$27,920,027	88.32%

All securities are non-income producing.

(1) Please refer to Note 3, Fair Value Measurements, for more information regarding the liquidity of the Man Long
Short Fund's investments.

See accompanying notes to Schedule of Investments.

MAN LONG SHORT FUND

Notes to Schedule of Investments
December 31, 2010
(Unaudited)

1.   ORGANIZATION

Man Long Short Fund (the “Fund”) was organized on May 25, 2010, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933 (the “1933 Act”), as a non-diversified closed-end management investment company.  The Fund commenced operations on September 1, 2010. The Fund has registered 30,000,000 shares of beneficial interest (“Shares”), which may be issued in more than one class or series.

The Fund’s investment objective is to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies.  The Fund invests substantially all of its investable assets in hedge funds which are pooled investment vehicles that globally invest in long-short equity strategies including: net long, variable equity, market neutral and dedicated short-selling (“Hedge Funds”).

The Board of Trustees (the “Board” and each member a “Trustee”) provides broad oversight over the operations and affairs of the Fund. A majority of the Board is comprised of independent trustees. The Board is authorized to engage an investment adviser and has selected Man Investments (USA) LLC, (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to an advisory agreement (the “Advisory Agreement”). The Adviser is an Illinois limited liability company registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended, and is also registered as a “commodity trading advisor” and a “commodity pool operator” with the Commodity Futures Trading Commission and is a member of the National Futures Association. Under the Advisory Agreement, the Adviser is responsible for the day-to-day management of the Fund and for the allocation of assets to various Hedge Funds, subject to policies adopted by the Board.  Man Investments, Inc. (“MII”), an affiliate of the Adviser, will serve as the investor servicing agent and general distributor and as such, provides or procures investor services and administrative assistance for the Fund. MII can delegate all or a portion of its duties as investor servicing agent to other parties, who would in turn act as sub-servicing agents.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)  Basis of Accounting

The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b)  Cash and Cash Equivalents

The Fund considers all highly liquid financial instruments with original maturities at the time of purchase of three months or less to be cash equivalents.

(c)  Use of Estimates

The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

 (d)  Investment Securities Transactions

The Fund records investment transactions on a trade-date basis.

Investments that are held by the Fund are marked to estimated fair value at the reporting date.

MAN LONG SHORT FUND

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

(e)  Valuation of Investments

The valuation of the Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Fund’s administrator (the “Administrator”). The Board’s Valuation Committee has primary responsibility for ensuring that appropriate valuation methods are used to price investments for the Fund.

The Board’s Valuation Committee has adopted valuation policies and procedures and delegated day to day valuation to the adviser’s valuation committee, which applies the Fund’s policies and procedures and interacts with and reports to the Board’s Valuation Committee, as appropriate.

Investments held by the Fund are valued as follows:

•
HEDGE FUNDS – Investments in Hedge Funds are ordinarily carried at estimated fair value based on the valuations provided to the Administrator by the investment managers of such Hedge Funds or the administrators of such Hedge Funds. These Hedge Funds value their underlying investments in accordance with policies established by such Hedge Funds. Prior to the initial investment in any Hedge Fund, the Adviser, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Hedge Fund to determine whether such methods are appropriate for the asset types. All of the Fund’s valuations utilize financial information supplied by each Hedge Fund and are net of management and performance incentive fees or allocations payable to the Hedge Funds’ managers pursuant to the Hedge Funds’ agreements. Generally, Hedge Funds in which the Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith.  Where no value is readily available from a Hedge Fund or where a value supplied by a Hedge Fund is deemed not to be indicative of the Hedge Fund’s value, the Board Valuation Committee, in consultation with the adviser valuation committee will determine, in good faith, the estimated fair value of the Hedge Fund. The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at net asset value as reported by a Hedge Fund for valuation purposes, or whether to adjust such reported value to reflect fair value, consistent with fair value principles used by the Fund for valuing its own investments. Because of the inherent uncertainty of valuation, this fair value may significantly differ from the value that would have been used had a ready market for the investments in Hedge Funds existed. The Fund’s investments in Hedge Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Hedge Funds.

Hedge Funds held by the Fund and other investments made by the Fund may utilize various types of investments and investment strategies, including those described below.  The Fund did not invest directly in these investments during the current period.

•
SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES – In general, the Fund values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at the mean between the “bid” and “ask” prices on such date, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices were quoted.  If an event occurs between the close of the foreign exchange and the valuation date of the Fund’s net asset value that would materially affect the value of the security and the net asset value of the Fund, the value of such security and the net asset value of the Fund will be adjusted to reflect the change in the estimated value of the security.

MAN LONG SHORT FUND

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

•
DEBT SECURITIES – Short-term debt securities with a remaining maturity of sixty days or less as of the valuation date shall be valued by the amortized cost method. Debt securities with a remaining maturity of more than sixty days shall be valued at representative quoted prices.

•
COMMODITIES AND FUTURES CONTRACTS – Futures contracts ordinarily should be valued at the settlement prices established by the exchanges to determine appreciation or depreciation. The fair value of futures contracts subject to daily limits can often be estimated by interpolation with reference to interest rates and either the value of the current delivery month contract or the spot price.

•
FOREIGN CURRENCY - The accounting records of the Fund are maintained in U.S. dollars.  Investments of the Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments are denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e)  Derivative Instruments and Hedging Activities

The Fund may purchase or sell options or enter into futures contracts and swap agreements as part of a strategy to create investment exposure consistent with the Fund’s investment objectives. For the period  September 30, 2010 through December 31, 2010, the Fund had no direct derivative activity.

 (f)  Recently Issued Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”), which provides additional guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 investments.  ASU 2010-06 also requires that significant transfers between all levels (including Level 1 and Level 2)  be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reasons for such transfers.  Additionally, purchases, sales, issuances, and settlements shall be disclosed on a gross basis in the Level 3 rollforward.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 rollforward activity for purchases, sales, issuances, and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010.   The Fund has adopted a policy of recognizing significant transfers between Levels at reporting period end.  As of December 31, 2010, there were no significant transfers between Levels 1, 2, or 3 from the valuation input levels used on September 30, 2010.  The Fund has early adopted the second phase of ASU 2010-06 and is disclosing purchases and sales on a gross basis in the Level 3 rollforward accordingly.

3.   FAIR VALUE MEASUREMENTS

The Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1— quoted prices in active markets for identical assets

MAN LONG SHORT FUND

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

•	Level 2 — investments that can be fully redeemed at the net asset value in the “near term”
•
Level 3 — investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, all or a portion of the investment is side-pocketed or have lock-up periods greater than 90 days.

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of December 31, 2010, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments
Passive Foreign Investment Companies
Equity Hedge	$-	$25,086,594	$2,833,433	$27,920,027
Total Investments	$-	$25,086,594	$2,833,433	$27,920,027

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

					Net Change in
	Balance as of				Unrealized	Balance as of
	September 30,	Gross	Gross	Net Realized	Appreciation/	December 31,
	2010	Purchases	(Sales)	Gain (Loss)	Depreciation	2010
Investments
Passive Foreign Investment Companies
Equity Hedge	$2,527,354	$250,000	$-	$-	$56,079	$2,833,433
Total Investments	$2,527,354	$250,000	$-	$-	$56,079	$2,833,433

The change in unrealized appreciation/depreciation from Level 3 investments held at December 31, 2010 is $1,243,011.

The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the net asset value per share (the “NAV”) as calculated on the reporting entity’s measurement date as the fair value of the investment. The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date.

MAN LONG SHORT FUND

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

Certain Hedge Funds in which the Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Hedge Funds in which the Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment.

A listing of the investments held by the Fund and their attributes as of December 31, 2010, that qualify for these valuations are shown in the table below.

				Notice	Redemption
	Investment	Fair Value	Redemption	Period	Restrictions
Investment Category	Strategy	(in 000's)	Frequency *	(in Days) *	and Terms *
Equity Hedge (a)	Designed to deliver consistently positive returns, regardless of the directional movement of markets, through the use of multiple strategies to smooth returns and reduce volatility	$27,920	Monthly - Quarterly	30-90	0 - 2 years; up to 5% redemption fee

* The information summarized in the table above represents the general terms for a majority of the investments in Hedge Funds within the specified investment category.  Individual Hedge Funds may have terms that are different than the general terms indicated for the investment category as a whole.  In addition, most Hedge Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms.  The Fund's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Hedge Funds, would generally be the net asset value as provided by the fund or its administrator.

(a)  This category includes Hedge Funds that may rely upon specific regional or industry expertise to identify investment opportunities. Industry-focused Hedge Fund Managers may, for example, focus on specific industry sectors such as technology, health care and financials.  Hedge Fund Managers’ geographic focus may be as broad as global, U.S., Europe or Asia, or as narrow as a specific country such as Japan. Additionally, long-short equity Hedge Fund Managers may be value-oriented, growth-oriented or opportunistic.

4.   INVESTMENT RISKS

In the normal course of business, the Hedge Funds in which the Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Hedge Funds is limited to the value of the investment in such Hedge Fund. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Fund’s overall portfolio.

Hedge Funds selected by the Fund typically manage portfolios of both long and short positions in equity securities. The success of such Hedge Fund Managers depends largely on their ability to identify mispriced stocks. Individual Hedge Funds may incorrectly size their positions despite position and risk limits. Long-short equity Hedge Fund Managers rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, long-short equity Hedge Fund Managers typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.

MAN LONG SHORT FUND

Notes to Schedule of Investments, continued
December 31, 2010
(Unaudited)

5.   INVESTMENTS IN PORTFOLIO SECURITIES

(a)  Investment Activity

As of December 31, 2010, the Fund held investments in Hedge Funds. From time to time the Fund may have advanced subscriptions in Hedge Funds. At December 31, 2010 there were no advanced subscriptions in Hedge Funds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Man Long Short Fund

By (Signature and Title)     /s/ John B. Rowsell
John B. Rowsell
Trustee and President

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ John B. Rowsell
John B. Rowsell
Trustee and President

Date: February 28, 2011

By (Signature and Title)     /s/ Alicia Derrah
Alicia Derrah
Treasurer and Principal Financials and Accounting Officer

Date: February 28, 2011